Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 3,127,348	$ 3,508,859
Other prepaid expenses and current assets, allowance for doubtful accounts	127,192	127,653
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	95,237,174	94,937,174
Ordinary shares, shares outstanding	82,749,791	82,449,791
Treasury stock, shares	12,487,383	12,487,383
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 2,102,147	$ 2,500,828